Borrowings and financing (Details 3) R$ in Thousands	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
2025	R$ 3,133,850
2026	4,821,836
2027	2,481,522
2028	1,763,154
2029	2,398,069
2030	2,479,936
2031 to 2044	8,179,930
Borrowings payment net	25,258,297
Local Currency [Member]
IfrsStatementLineItems [Line Items]
2025	2,770,773
2026	4,563,607
2027	2,223,293
2028	1,504,925
2029	2,127,412
2030	2,283,039
2031 to 2044	6,428,883
Borrowings payment net	21,901,932
Local Currency [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
2025	1,323,040
2026	3,719,487
2027	1,415,030
2028	674,405
2029	1,316,921
2030	1,288,121
2031 to 2044	1,959,219
Borrowings payment net	11,696,223
Local Currency [Member] | Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
2025	123,495
2026	131,136
2027	139,242
2028	147,721
2029	153,538
2030	151,203
2031 to 2044	837,007
Borrowings payment net	1,683,342
Local Currency [Member] | BNDES [Member]
IfrsStatementLineItems [Line Items]
2025	262,709
2026	252,712
2027	239,862
2028	84,973
2029	34,436
2030	34,436
2031 to 2044	156,592
Borrowings payment net	1,065,720
Local Currency [Member] | IDBs National [Member]
IfrsStatementLineItems [Line Items]
2025	260,899
2026	330,209
2027	315,069
2028	420,959
2029	383,238
2030	349,769
2031 to 2044	1,626,286
Borrowings payment net	3,686,429
Local Currency [Member] | IFCs [Member]
IfrsStatementLineItems [Line Items]
2025	44,200
2026	64,450
2027	91,400
2028	147,450
2029	218,700
2030	335,000
2031 to 2044	1,849,779
Borrowings payment net	2,750,979
Local Currency [Member] | Leases (Concession Agreements, Program Contracts and Contract Assets) [member]
IfrsStatementLineItems [Line Items]
2025	206,190
2026	64,682
2027	22,690
2028	29,417
2029	20,579
2030	124,510
2031 to 2044
Borrowings payment net	468,068
Local Currency [Member] | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
2025	1,868
2026	931
2027
Borrowings payment net	2,799
Local Currency [Member] | Borrowings Interest And Charges [Member]
IfrsStatementLineItems [Line Items]
2025	548,372
Borrowings payment net	548,372
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
2025	363,077
2026	258,229
2027	258,229
2028	258,229
2029	270,657
2030	196,897
2031 to 2044	1,751,047
Borrowings payment net	3,356,365
Foreign Currency [Member] | Borrowings Interest And Charges [Member]
IfrsStatementLineItems [Line Items]
2025	32,394
Borrowings payment net	32,394
Foreign Currency [Member] | IDB [Member]
IfrsStatementLineItems [Line Items]
2025	89,222
2026	51,155
2027	51,155
2028	51,155
2029	51,155
2030	51,155
2031 to 2044	663,414
Borrowings payment net	1,008,411
Foreign Currency [Member] | IBRD [Member]
IfrsStatementLineItems [Line Items]
2025	37,707
2026	37,707
2027	37,707
2028	37,707
2029	50,233
2030	62,759
2031 to 2044	567,584
Borrowings payment net	831,404
Foreign Currency [Member] | JICA [Member]
IfrsStatementLineItems [Line Items]
2025	203,754
2026	169,367
2027	169,367
2028	169,367
2029	169,269
2030	82,983
2031 to 2044	520,049
Borrowings payment net	R$ 1,484,156